Exceptional items - Schedule of exceptional items - Narrative (Details) £ in Millions, R in Millions, $ in Millions		12 Months Ended
	Apr. 25, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		£ (2,597)			£ (1,978)		£ (2,044)
Provisions charged during the year		65
Provisions		417			412
Staff costs		1,795			1,586		1,404
Miscellaneous other operating income		14			26		93
Non-operating items		(17)			14		(23)
Exchange recycled from other comprehensive income		(63)			0		(4)
Brand and tangible asset impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss		336			0		1,345
McDowell's No.1 brand impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss		240
Bell's brand impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss		77
Smirnov goodwill impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss		19
India goodwill impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss							655
USL popular brands impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss							116
Old Tavern brand impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss							78
Bagpiper brand impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss							38
India fixed assets impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss							1
Windsor brand impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss							434
Nigerian tangible fixed assets impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss							84
Ethiopian tangible fixed assets impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss							55
Winding down Russian operations
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		(50)			0		0
Onerous contracts provision		14
Redundancy provision		13
Windings down Russian operations including Bell's brand impairment and Smirnov goodwill impairment
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		(146)
Raising the Bar programme
Disclosure Of Exceptional Items [Line Items]
Provisions charged during the year		2	$ 3		5		81	$ 100
Other form of support to help the communities and the industry
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income							(8)
Ongoing litigation in Turkey
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		0			(15)		0
Provisions					23
Provision used, other provisions					1
Guaranteed minimum pension equalisation
Disclosure Of Exceptional Items [Line Items]
Staff costs		0			5		0
Obsolete inventories
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		0			7		(30)
Substitution drawback
Disclosure Of Exceptional Items [Line Items]
Miscellaneous other operating income		0			3	$ 4	83
Indirect tax in Korea
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income		0			0		24
Meta Abo Brewery
Disclosure Of Exceptional Items [Line Items]
Non-operating items	£ (95)	(95)			0		0
Exchange recycled from other comprehensive income	£ (63)
Windsor business
Disclosure Of Exceptional Items [Line Items]
Non-operating items		(19)			0		0
Exchange recycled from other comprehensive income		141
Sale of Picon brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items		91			0		0
Disposal related costs for transaction		9
United National Breweries
Disclosure Of Exceptional Items [Line Items]
Non-operating items		6		R 133	10		(32)
USL businesses
Disclosure Of Exceptional Items [Line Items]
Non-operating items		0			3		0
Portfolio of 19 brands
Disclosure Of Exceptional Items [Line Items]
Non-operating items		0			1		2
Loss on disposal of associate
Disclosure Of Exceptional Items [Line Items]
Non-operating items		0			0		(1)
Step acquisitions
Disclosure Of Exceptional Items [Line Items]
Non-operating items		£ 0			£ 0		£ 8